Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Segment Information [Abstract]
Schedule of Reportable Segments

The following table presents information about the Company’s reportable segments for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	-	1,261,578	1,261,578	-	1,172,601	1,172,601
Cost of sales	-	(1,085,953)	(1,085,953)	-	(883,143)	(883,143)
Research and development patents	(896,466)	(13,187)	(909,653)	(620,223)	(36,541)	(656,764)
General and Administrative	(1,113,297)	(215,699)	(1,328,996)	(1,172,023)	(202,072)	(1,374,095)
Amortization and depreciation	(51,706)	(600)	(52,306)	(54,168)	(599)	(54,767)
Foreign exchange gain (loss)	(22,165)	-	(22,165)	(48,156)	-	(48,156)
Interest and other income	16,565	-	16,565	102,987	18,471	121,458
Net Income (Loss)	(2,067,069)	(53,861)	(2,120,930)	(1,791,583)	68,717	(1,722,866)

The following table presents information about the Company’s reportable segments for the nine months ended March 31, 2025 and 2024:

	Nine Months Ended March 31,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	-	3,637,923	3,637,923	-	3,314,663	3,314,663
Cost of sales	-	(2,507,991)	(2,507,991)	-	(2,679,821)	(2,679,821)
Research and development patents	(2,715,044)	(26,156)	(2,741,200)	(2,458,576)	(100,072)	(2,558,648)
General and Administrative	(3,684,397)	(620,108)	(4,304,505)	(3,434,917)	(601,867)	(4,036,784)
Amortization and depreciation	(158,289)	(1,798)	(160,087)	(163,045)	(1,788)	(164,833)
Foreign exchange gain (loss)	(50,608)	-	(50,608)	(36,717)	-	(36,717)
Interest and other income	104,195	-	104,195	424,480	(219)	424,261
Finance expense	(351,549)		(351,549)	-	-	-
Net Income (Loss)	(6,855,692)	481,870	(6,373,822)	(5,668,775)	(69,104)	(5,737,879)
Cash and Cash Equivalents	4,352,340	327,485	4,679,825	6,578,230	1,022,368	7,600,598

The following table presents information about the Company’s reportable segments for the year ended June 30, 2024 and 2023:

	Year Ended June 30,
	2024			2023
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$

Sales	-	4,597,730	4,597,730	-	4,135,561	4,135,561
Cost of sales	-	(3,496,817)	(3,496,817)	-	(2,732,525)	(2,732,525)
Operating expenses	(8,400,411)	(896,853)	(9,297,264)	(8,824,275)	(1,005,723)	(9,829,998)
Other income (expense)	532,782	(4,881)	527,901	490,753	1,687	492,440
(Loss) income before income taxes	(7,867,629)	199,179	(7,668,450)	(8,333,522)	399,000	(7,934,522)
Unrestricted cash	5,669,113	902,497	6,571,610	8,036,714	875,803	8,912,517